UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Shareholders

DWS Ultra-Short Duration Fund

Contents
4 Letter to Shareholders
5 Performance Summary
8 Portfolio Management Team
9 Portfolio Summary
10 Investment Portfolio
30 Statement of Assets and Liabilities
32 Statement of Operations
33 Statement of Changes in Net Assets
34 Financial Highlights
39 Notes to Financial Statements
53 Information About Your Fund's Expenses
55 Summary of Management Fee Evaluation by Independent Fee Consultant
59 Account Management Resources
61 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond and loan investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below-investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summary April 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	1.87%	4.23%	2.14%	2.49%
Adjusted for the Maximum Sales Charge (max 2.75% load)	-0.93%	1.37%	1.57%	2.20%
Barclays Corporate 1-Year Duration Index†	0.36%	1.19%	2.08%	2.75%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.82%	2.05%	2.49%
Adjusted for the Maximum Sales Charge (max 2.75% load)		0.97%	1.48%	2.21%
Barclays Corporate 1-Year Duration Index†		1.32%	2.08%	2.78%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	1.42%	3.35%	1.37%	1.76%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	-2.58%	0.35%	1.20%	1.76%
Barclays Corporate 1-Year Duration Index†	0.36%	1.19%	2.08%	2.75%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.07%	1.27%	1.77%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		0.07%	1.09%	1.77%
Barclays Corporate 1-Year Duration Index†		1.32%	2.08%	2.78%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	1.47%	3.41%	1.37%	1.75%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.47%	3.41%	1.37%	1.75%
Barclays Corporate 1-Year Duration Index†	0.36%	1.19%	2.08%	2.75%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.00%	1.28%	1.77%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		3.00%	1.28%	1.77%
Barclays Corporate 1-Year Duration Index†		1.32%	2.08%	2.78%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	1.86%	4.37%	2.39%	2.60%
Barclays Corporate 1-Year Duration Index†	0.36%	1.19%	2.08%	2.75%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		3.96%	2.30%	2.61%
Barclays Corporate 1-Year Duration Index†		1.32%	2.08%	2.78%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	1.99%	4.49%	2.40%	2.66%
Barclays Corporate 1-Year Duration Index†	0.36%	1.19%	2.08%	2.75%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		4.08%	2.31%	2.66%
Barclays Corporate 1-Year Duration Index†		1.32%	2.08%	2.78%

Prior to April 15, 2011 this fund was known as DWS Short Duration Fund. The Fund's investment objective also changed at this time. All returns prior to April 15, 2011 were achieved under the previous objective and strategy.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013 are 1.03%, 1.86%, 1.81%, 0.89% and 0.80% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class S shares for the period prior to its inception on February 1, 2005 are derived from the historical performance of Institutional Class shares of DWS Ultra-Short Duration Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Corporate 1-Year Duration Index is an unmanaged index designed to measure the performance of the short-term U.S. corporate bond market. The index includes publicly issued U.S. dollar-denominated corporate issues that have a remaining maturity of 1 year or less, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's and Fitch Ratings), and have $250 million or more of outstanding face value.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
4/30/13	$9.09	$9.11	$9.09	$9.10	$9.11
10/31/12	$9.05	$9.06	$9.05	$9.06	$9.06
Distribution Information as of 4/30/13
Income Dividends, Six Months	$.12	$.08	$.08	$.13	$.13
April Income Dividend	$.0198	$.0128	$.0138	$.0207	$.0215
SEC 30-day Yield‡‡	2.04%	1.21%	1.34%	2.32%	2.31%
Current Annualized Distribution Rate‡‡	2.61%	1.69%	1.82%	2.73%	2.83%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.18% for Class B shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 1.66% for Class B shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2008.

• Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

• Portfolio Manager for Retail Fixed Income: New York.

• BIS, University of Minnesota.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2008.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Eric S. Meyer, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2008.

• Joined Deutsche Asset & Wealth Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

• Head of US Loan Portfolio Management, High Yield Strategies: New York.

• BA from State University of New York, Albany; MBA from Pace University.

John D. Ryan, Director

Portfolio Manager of the fund. Joined the fund in 2010.

• Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

• Over 19 years of investment industry experience.

• BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director

Portfolio Manager of the fund. Joined the fund in 2011.

• Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

• Portfolio Manager: New York.

• BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 54.1%
Consumer Discretionary 5.2%
Avis Budget Car Rental LLC, 144A, 4.875%, 11/15/2017		130,000	136,663
Beam, Inc., 6.375%, 6/15/2014		218,000	231,429
Caesar's Entertainment Operating Co., Inc., 11.25%, 6/1/2017		335,000	354,262
Carnival Corp., 1.875%, 12/15/2017		1,690,000	1,695,726
Columbus International, Inc., 144A, 11.5%, 11/20/2014		1,000,000	1,112,500
Daimler Finance North America LLC, 6.5%, 11/15/2013		800,000	825,703
DIRECTV Holdings LLC:
1.75%, 1/15/2018 (b)		2,000,000	2,001,060
2.4%, 3/15/2017		500,000	517,450
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,547,000
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016		500,000	531,724
Jarden Corp., 7.5%, 5/1/2017		315,000	359,100
Lear Corp., 7.875%, 3/15/2018		204,000	220,575
Lennar Corp., 144A, 4.125%, 12/1/2018		120,000	122,100
Limited Brands, Inc., 6.9%, 7/15/2017		495,000	569,250
News America, Inc., 7.6%, 10/11/2015		500,000	576,930
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018		1,240,000	1,253,628
RCI Banque SA, 144A, 4.6%, 4/12/2016		560,000	591,708
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,200,000	1,344,000
Time Warner Cable, Inc., 5.85%, 5/1/2017		2,500,000	2,917,145
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017		300,000	312,611
Wyndham Worldwide Corp., 2.95%, 3/1/2017		1,750,000	1,801,497
			19,022,061
Consumer Staples 2.4%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (b)		475,000	485,445
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	138,000
Corp. Pesquera Inca SAC, 144A, 9.0%, 2/10/2017		1,000,000	1,073,000
Cott Beverages, Inc., 8.125%, 9/1/2018		90,000	98,775
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		1,500,000	1,620,000
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017		1,500,000	1,709,250
Sadia Overseas Ltd., 144A, 6.875%, 5/24/2017		2,000,000	2,264,000
Safeway, Inc., 3.4%, 12/1/2016		200,000	210,484
Smithfield Foods, Inc., 7.75%, 7/1/2017		250,000	293,750
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	1,014,700
			8,907,404
Energy 4.0%
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	287,471
CNPC General Capital Ltd., 144A, 1.95%, 4/16/2018		2,000,000	2,004,886
DTEK Finance BV, 144A, 9.5%, 4/28/2015		322,000	336,893
El Paso LLC, 7.0%, 6/15/2017		100,000	115,051
KazMunayGas National Co. JSC, 144A, 11.75%, 1/23/2015		2,000,000	2,315,000
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016		300,000	320,614
Linn Energy LLC, 6.5%, 5/15/2019		160,000	169,600
Lukoil International Finance BV, 144A, 6.356%, 6/7/2017		2,000,000	2,270,000
Petroleos de Venezuela SA, Series 2015, 5.0%, 10/28/2015		1,500,000	1,383,750
Tesoro Corp., 4.25%, 10/1/2017 (b)		250,000	263,125
TNK-BP Finance SA, 144A, 6.25%, 2/2/2015		1,000,000	1,070,200
Transocean, Inc.:
2.5%, 10/15/2017		1,500,000	1,528,047
4.95%, 11/15/2015		300,000	324,766
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		2,000,000	2,205,000
			14,594,403
Financials 24.3%
Akbank TAS, 144A, 3.875%, 10/24/2017		1,950,000	2,023,125
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015		1,000,000	1,082,500
Ally Financial, Inc., 8.3%, 2/12/2015 (b)		1,400,000	1,555,750
American International Group, Inc., Series G, 5.85%, 1/16/2018		2,500,000	2,932,560
American Tower Corp., (REIT), 4.625%, 4/1/2015		350,000	372,503
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		2,000,000	2,168,070
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		1,335,000	1,348,072
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		500,000	540,000
Banco de Bogota SA, 144A, 5.0%, 1/15/2017 (b)		2,500,000	2,702,500
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017		2,000,000	2,051,210
Banco del Estado de Chile, 2.03%, 4/2/2015		500,000	511,857
Banco do Brasil SA:
3.875%, 1/23/2017 (b)		1,000,000	1,055,000
144A, 4.5%, 1/22/2015		2,000,000	2,090,000
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		500,000	516,250
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017		3,000,000	3,195,000
Bank of America Corp., Series L, 1.696%*, 1/30/2014		500,000	504,142
Bank of India, 144A, 3.625%, 9/21/2018		2,000,000	2,021,560
Bank of Ireland Mortgage Bank, Series 6, 4.0%, 7/5/2013	EUR	1,200,000	1,587,477
Barclays Bank PLC, 144A, 2.5%, 9/21/2015 (b)		560,000	582,549
BBVA Banco Continental SA, 144A, 3.25%, 4/8/2018		2,500,000	2,506,250
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		2,525,000	2,623,985
BNP Paribas SA, 2.375%, 9/14/2017		985,000	1,010,206
Caixa Economica Federal, 144A, 2.375%, 11/6/2017		2,000,000	1,953,000
Capital One Financial Corp., 3.15%, 7/15/2016		315,000	334,857
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		2,000,000	2,150,000
CIT Group, Inc., 144A, 5.5%, 2/15/2019 (b)		360,000	405,900
Citigroup, Inc.:
2.65%, 3/2/2015		225,000	231,670
6.375%, 8/12/2014		800,000	855,377
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018		1,865,000	1,879,135
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		2,000,000	2,295,000
Credit Agricole SA, 144A, 2.125%, 4/17/2018 (b)		3,000,000	3,003,780
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		2,000,000	2,140,000
E*TRADE Financial Corp., 6.0%, 11/15/2017		460,000	486,450
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	441,888
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (b)		1,600,000	1,721,920
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		520,000	546,287
ICICI Bank Ltd., 144A, 4.75%, 11/25/2016		1,500,000	1,608,408
ING Bank NV, 144A, 2.0%, 9/25/2015		1,750,000	1,779,575
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,790,000	1,791,217
Jefferies Group LLC, 5.125%, 4/13/2018		2,500,000	2,769,532
KeyCorp, Series H, 6.5%, 5/14/2013		335,000	335,649
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	547,264
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015		300,000	327,302
Morgan Stanley:
3.8%, 4/29/2016		2,500,000	2,660,043
6.0%, 5/13/2014		320,000	336,688
Murray Street Investment Trust I, 4.647%, 3/9/2017		500,000	547,686
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	300,475
National Australia Bank, 2.75%, 3/9/2017		315,000	334,562
Nomura Holdings, Inc.:
2.0%, 9/13/2016		2,220,000	2,231,651
5.0%, 3/4/2015		155,000	165,396
Prudential Financial, Inc., 6.2%, 1/15/2015		230,000	250,061
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018 (c)		1,030,000	1,036,623
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		250,000	262,075
Skandinaviska Enskilda Banken AB, 144A, 1.75%, 3/19/2018		1,165,000	1,176,008
SLM Corp., 3.875%, 9/10/2015		600,000	622,754
Swedbank AB, 144A, 1.75%, 3/12/2018		1,875,000	1,890,206
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		2,000,000	2,030,276
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		230,000	241,986
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017 (b)		2,000,000	2,100,000
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		2,000,000	2,134,000
Turkiye Is Bankasi, 144A, 3.875%, 11/7/2017		2,000,000	2,060,000
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017		2,000,000	2,170,000
UBS AG, 144A, 2.25%, 3/30/2017		665,000	694,348
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017		2,500,000	2,812,500
			88,642,115
Health Care 1.4%
AbbVie, Inc., 144A, 1.75%, 11/6/2017		2,035,000	2,065,297
Actavis, Inc., 1.875%, 10/1/2017		450,000	448,993
Community Health Systems, Inc., 5.125%, 8/15/2018		550,000	588,500
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	288,750
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		1,130,000	1,146,376
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018		535,000	542,578
			5,080,494
Industrials 1.9%
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		2,000,000	2,005,000
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		385,000	400,915
BE Aerospace, Inc., 6.875%, 10/1/2020		385,000	432,163
Bombardier, Inc.:
144A, 4.25%, 1/15/2016		180,000	187,875
144A, 7.5%, 3/15/2018		385,000	444,194
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		265,000	293,156
Hutchison Whampoa International 12 II Ltd., 144A, 2.0%, 11/8/2017		1,500,000	1,511,127
TransDigm, Inc., 7.75%, 12/15/2018		400,000	443,000
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		500,000	529,915
United Rentals North America, Inc.:
5.75%, 7/15/2018		90,000	98,100
9.25%, 12/15/2019		440,000	501,600
			6,847,045
Information Technology 2.3%
Arrow Electronics, Inc., 3.0%, 3/1/2018		2,000,000	2,047,172
Fidelity National Information Services, Inc., 2.0%, 4/15/2018		1,203,000	1,207,631
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	416,700
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018		2,600,000	2,709,296
Unisys Corp., 6.25%, 8/15/2017		175,000	189,000
Xerox Corp., 6.75%, 2/1/2017		1,455,000	1,690,617
			8,260,416
Materials 4.5%
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017		1,455,000	1,489,520
144A, 9.375%, 4/8/2014		520,000	559,930
Ashland, Inc., 144A, 3.0%, 3/15/2016		275,000	281,187
Barrick Gold Corp., 144A, 2.5%, 5/1/2018 (c)		950,000	954,535
Clearwater Paper Corp., 7.125%, 11/1/2018		85,000	92,863
Evraz Group SA, 144A, 7.4%, 4/24/2017		2,500,000	2,637,500
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015 (b)		610,000	638,975
Freeport-McMoRan Copper & Gold, Inc., 144A, 2.375%, 3/15/2018		1,455,000	1,465,459
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,490,466
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		2,000,000	2,115,000
Novelis, Inc., 8.375%, 12/15/2017		340,000	372,300
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	207,500
Teck Resources Ltd., 2.5%, 2/1/2018		1,250,000	1,269,726
Vale Overseas Ltd., 6.25%, 1/23/2017		1,000,000	1,154,483
Xstrata Finance Canada Ltd.:
144A, 2.45%, 10/25/2017		600,000	610,268
144A, 3.6%, 1/15/2017		1,000,000	1,055,738
			16,395,450
Telecommunication Services 3.7%
CC Holdings GS V LLC, 144A, 2.381%, 12/15/2017		670,000	677,410
Cincinnati Bell, Inc., 8.25%, 10/15/2017		470,000	502,900
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	375,328
Digicel Ltd., 144A, 8.25%, 9/1/2017		450,000	473,625
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	817,800
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	313,618
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019		205,000	225,500
8.5%, 11/1/2019		375,000	421,875
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,000,000	1,045,000
Sprint Nextel Corp., 6.0%, 12/1/2016		480,000	520,800
Telecom Italia Capital SA:
4.95%, 9/30/2014		195,000	203,470
6.175%, 6/18/2014		510,000	535,600
Telefonica Emisiones SAU:
3.192%, 4/27/2018		2,010,000	2,034,436
6.421%, 6/20/2016		300,000	338,018
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	681,600
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		590,000	641,625
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		2,600,000	2,811,250
Windstream Corp., 7.875%, 11/1/2017		585,000	682,987
			13,302,842
Utilities 4.3%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017		1,500,000	1,768,125
AES Corp., 7.75%, 10/15/2015		490,000	561,050
Ameren Corp., 8.875%, 5/15/2014		202,000	217,007
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,400,000	1,463,000
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		2,000,000	2,245,000
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		2,400,000	2,446,294
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		320,000	330,230
Korea Gas Corp., 144A, 2.25%, 7/25/2017		2,000,000	2,026,000
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		1,500,000	1,559,688
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,092,160
Majapahit Holding BV, 144A, 7.75%, 10/17/2016		500,000	582,500
Suburban Propane Partners LP, 7.5%, 10/1/2018		380,000	414,200
			15,705,254
Total Corporate Bonds (Cost $193,579,163)			196,757,484

Mortgage-Backed Securities Pass-Throughs 1.2%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,842,429	3,027,617
4.5%, 4/1/2023		142,018	152,570
5.005%*, 9/1/2038		302,410	323,335
Government National Mortgage Association:
6.0%, 11/20/2038		119,075	129,862
6.5%, with various maturities from 8/20/2034 until 2/20/2039		564,090	637,711
7.0%, 6/20/2038		19,171	22,286
Total Mortgage-Backed Securities Pass-Throughs (Cost $4,189,075)			4,293,381

Asset-Backed 1.9%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,048,151
"D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,056,219
			2,104,370
Credit Card Receivables 0.2%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018		294,000	313,410
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018		326,000	345,906
			659,316
Home Equity Loans 0.9%
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 5.188%*, 2/25/2037		3,595	3,601
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		349,568	333,339
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.57%*, 9/25/2036		808,053	784,944
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 0.83%*, 2/25/2035		699,158	690,683
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		735,992	739,085
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		112,622	112,974
"AF1", Series 2006-4, 5.545%, 1/25/2037		61,996	39,649
"AF2", Series 2006-3, 5.58%, 11/25/2036		335,951	208,889
"AF1", Series 2007-2, 5.893%, 6/25/2037		352,541	215,686
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		208,309	211,513
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		15,767	14,614
			3,354,977
Manufactured Housing Receivables 0.2%
Green Tree Financial Corp., "A5", Series 1994-2, 8.3%, 5/15/2019		20,620	20,963
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		785,726	835,629
			856,592
Total Asset-Backed (Cost $7,137,423)			6,975,255

Commercial Mortgage-Backed Securities 5.1%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.055%*, 7/10/2044		625,000	666,819
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, "E", Series 2012-CLRN, 144A, 3.399%*, 8/15/2029		1,000,000	1,021,145
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		710,000	757,696
"A4", Series 2005-PW10, 5.405%, 12/11/2040		1,000,000	1,100,829
Commercial Mortgage Trust:
"A2", Series 2007-GG9, 5.381%, 3/10/2039		878,019	904,260
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		335,504	351,750
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		582,467	604,080
"A4", Series 2005-C1, 5.014%, 2/15/2038		620,000	656,936
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-TF2A , 144A, 0.379%*, 4/15/2022		546,143	538,503
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.199%*, 3/15/2018		300,000	301,080
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		582,173	607,452
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046		21,053	21,268
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	763,946
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	715,225
"A4", Series 2006-CB14, 5.481%, 12/12/2044		620,000	680,301
"AM", Series 2006-CB16, 5.593%, 5/12/2045		500,000	560,469
"A4", Series 2006-LDP7, 6.059%*, 4/15/2045		620,000	702,694
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		720,000	775,961
"AM", Series 2005-C5, 5.017%, 9/15/2040		620,000	674,154
"E", Series 2000-C5, 7.29%, 12/15/2032		2,129,000	2,131,559
Morgan Stanley Capital I Trust:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042		620,000	683,984
"A2", Series 2007-HQ11, 5.359%, 2/12/2044		8,572	8,572
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		671,459	674,358
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,131,488
"A4", Series 2005-C22, 5.466%*, 12/15/2044		620,000	680,640
Total Commercial Mortgage-Backed Securities (Cost $18,353,954)			18,715,169

Collateralized Mortgage Obligations 3.2%
Banc of America Funding Corp.:
"2A3", Series 2005-4, 5.5%, 8/25/2035		78,091	78,758
"1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		242,012	249,397
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-4, 5.0%, 7/25/2035		135,278	136,909
"1A6", Series 2004-6, 5.5%, 9/25/2034		68,281	68,630
"1A1", Series 2005-7, 5.5%, 10/25/2035		29,222	29,308
"1A2", Series 2006-5, 6.0%, 10/25/2036		11,039	11,033
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 3.008%, 1/12/2018		1,000,000	1,010,296
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		3,473	3,549
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.166%*, 2/20/2036		405,717	365,984
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.454%*, 8/28/2047		759,862	756,080
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.748%*, 2/25/2048		104,562	104,763
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		1,744,593	63,583
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022		728,259	7,253
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		1,752,881	74,324
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		2,170,364	186,657
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		1,299,631	48,270
"XS", Series 2470, Interest Only, 6.801%**, 2/15/2031		1,678,407	335,313
"LA", Series 1343, 8.0%, 8/15/2022		85,661	99,923
"PK", Series 1751, 8.0%, 9/15/2024		302,387	356,862
Federal National Mortgage Association:
"21", Series 343, Interest Only, 4.0%, 9/1/2018		817,728	55,360
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		844,404	18,960
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		702,425	17,102
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		336,875	18,479
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		401,144	16,428
"27", Series 351, Interest Only, 5.0%, 4/1/2019		575,879	46,389
"2", Series 350, Interest Only, 5.5%, 3/1/2034		493,830	62,616
First Horizon Mortgage Pass-Through Trust, "1A17", Series 2003-7, Principal Only, Zero Coupon, 9/25/2033		526,236	459,294
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		9,400,193	973,746
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034		230,783	5,299
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		543,797	38,412
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		2,128,058	155,832
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039		445,971	77,413
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040		591,323	91,785
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040		753,224	129,805
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		1,588,028	286,196
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.776%*, 1/25/2036		79,225	78,363
JPMorgan Mortgage Trust, "1A2", Series 2005-A7, 3.032%*, 10/25/2035		287,306	287,230
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		162,666	164,240
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		74,953	75,858
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.379%*, 12/25/2034		102,744	101,595
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		193,496	200,204
"A6", Series 2002-QS19, 5.125%, 12/25/2032		72,477	73,380
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		340,469	354,969
Vericrest Opportunity Loan Transferee, "M1", Series 2012-NL3A, 144A, 5.0%, 11/25/2060		2,250,000	2,241,602
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.445%*, 5/25/2035		748,582	741,773
"2A3", Series 2003-S6, 4.75%, 7/25/2018		149,362	154,172
"3A1", Series 2003-MS2, 5.0%, 3/25/2018		200,580	204,607
Wells Fargo Mortgage Backed Securities Trust, "2A6", Series 2005-11, 5.5%, 11/25/2035		482,513	484,341
Total Collateralized Mortgage Obligations (Cost $12,200,796)			11,602,342

Government & Agency Obligations 6.7%
Other Government Related (d) 0.5%
Dexia Credit Local, 144A, 2.75%, 1/10/2014		500,000	506,979
Eksportfinans ASA, 3.0%, 11/17/2014		500,000	499,615
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015		880,000	925,056
			1,931,650
Sovereign Bonds 3.1%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,600,000	2,606,500
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	664,727
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,000,000	2,127,500
Republic of Croatia, 144A, 6.25%, 4/27/2017		2,000,000	2,200,680
Republic of Hungary, 4.125%, 2/19/2018		2,000,000	2,020,000
Republic of Lithuania, 144A, 6.75%, 1/15/2015		1,000,000	1,084,500
Ukraine Government, 144A, 6.875%, 9/23/2015		500,000	499,500
			11,203,407
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	452,140
U.S. Treasury Obligations 3.0%
U.S. Treasury Notes:
0.25%, 2/15/2015		460,000	460,342
0.75%, 6/15/2014 (e)		5,000,000	5,033,400
0.75%, 3/31/2018		190,000	190,831
0.875%, 1/31/2017		5,000,000	5,079,295
			10,763,868
Total Government & Agency Obligations (Cost $24,041,182)			24,351,065

Loan Participations and Assignments 22.0%
Senior Loans* 13.6%
Academy Ltd., Term Loan, 4.5%, 8/3/2018		987,538	1,002,968
Acosta, Inc., Term Loan D, 5.0%, 3/2/2018		748,125	761,030
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 8.25%, 6/17/2018		857,143	862,144
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,594,494	1,599,724
American Petroleum Tankers LLC, Term Loan B, 5.25%, 10/2/2019		500,000	506,250
AMN Healthcare, Inc., Term Loan B, 5.25%, 4/5/2018		399,050	402,542
Arris Group, Inc., Term Loan B, 3.5%, 2/7/2020		1,000,000	1,002,970
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		925,000	937,950
AWAS Finance Luxembourg SARL, Term Loan B, 3.5%, 6/10/2016		412,676	417,216
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/2019		992,500	1,005,606
Bombardier Recreational Products, Inc., Term Loan B, 5.0%, 1/30/2019		1,000,000	1,011,875
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		495,000	504,900
California Pizza Kitchen, Inc., Term Loan, 5.25%, 7/7/2017		500,000	504,375
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017		982,500	997,606
Clear Channel Communications, Inc., Term Loan B, 3.848%, 1/29/2016		379,133	348,672
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018		470,123	474,824
ClientLogic Corp., Term Loan, 7.028%, 1/30/2017		500,000	500,157
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019		997,500	1,013,400
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 3.75%, 4/6/2020		500,000	505,937
CPG International, Inc., Term Loan, 5.75%, 9/18/2019		1,492,500	1,514,887
Cumulus Media Holdings, Inc., First Lien Term Loan, 4.5%, 9/17/2018		926,658	945,483
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019		498,750	506,855
DG FastChannel, Inc., Term Loan B, 7.25%, 7/26/2018		829,439	812,850
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020		500,000	506,875
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016		497,458	496,525
Essential Power LLC, Term Loan B, 4.25%, 8/8/2019		863,642	875,875
Exopack LLC, Term Loan, 6.5%, 5/31/2017		982,500	998,466
Fairway Group Acquisition Co., Term Loan, 6.75%, 8/17/2018		497,503	503,100
First Data Corp., Term Loan B, 4.199%, 3/23/2018		500,000	499,602
Focus Brands, Inc., Term Loan B, 6.25%, 2/21/2018		436,749	441,936
Generac Power Systems, Inc., Term Loan B, 6.25%, 5/30/2018		453,056	463,976
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020		350,000	354,230
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019		748,125	760,005
Hostess Brands, Inc., Term Loan, 6.75%, 3/6/2020		500,000	513,125
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019		498,750	503,114
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016		982,500	997,237
Ineos U.S. Finance LLC, 6 Year Term Loan, 6.5%, 5/4/2018		492,030	498,795
ION Media Networks, Inc., Term Loan B, 7.25%, 7/31/2018		498,750	506,231
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017		465,194	467,520
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017		454,452	460,630
Kronos Worldwide, Inc., Term Loan B, 7.0%, 6/13/2018		125,000	126,250
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019		649,649	659,394
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017		891,276	899,819
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/31/2016		500,000	518,125
NEP Supershooters LP, Term Loan, 4.75%, 1/18/2020		1,496,250	1,525,711
Nexeo Solutions LLC, Term Loan, 5.0%, 9/17/2017		248,127	250,143
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017		1,964,286	1,996,912
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018		498,750	508,725
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		1,000,000	1,015,350
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		1,000,000	1,005,000
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018		992,797	1,001,484
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018		497,500	506,206
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,000,000	1,013,230
San Juan Cable Holdings LLC, Term Loan B, 6.0%, 6/9/2017		491,250	500,051
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017		445,537	449,992
Sprouts Farmers Markets Holdings LLC, Term Loan, 6.0%, 4/23/2020		500,000	502,500
Star West Generation LLC, Term Loan B, 5.0%, 3/13/2020		1,000,000	1,020,625
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		500,000	508,750
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		498,750	504,049
Tempur-Pedic International, Inc., Term Loan B, 5.0%, 12/12/2019		897,750	914,179
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017		882,796	885,555
Topaz Power Holdings LLC, Term Loan, 5.25%, 2/26/2020		748,125	759,347
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016		982,368	984,333
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018		496,250	499,560
Tube City IMS Corp., Term Loan, 4.75%, 3/20/2019		247,505	250,132
U.S. Foods, Inc., Term Loan B, 5.75%, 3/31/2017		490,000	496,696
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017		249,375	253,427
World Kitchen, Inc., Term Loan B, 5.5%, 3/4/2019		1,000,000	1,021,250
Zayo Group LLC, Term Loan B, 4.5%, 7/2/2019		992,500	1,005,477
			49,569,735
Sovereign Loans 8.4%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		2,000,000	2,552,500
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,124,600
Bank of Moscow OJSC, 6.02%, 5/10/2017		1,500,000	1,553,400
Gazprom OAO:
144A, 8.125%, 7/31/2014		1,040,000	1,126,840
144A, 8.146%, 4/11/2018		2,000,000	2,450,000
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		2,000,000	2,074,200
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		2,000,000	2,015,000
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		2,000,000	2,019,900
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013		2,381,000	2,385,762
RZD Capital PLC, 5.739%, 4/3/2017		2,000,000	2,210,000
Sberbank of Russia, 144A, 4.95%, 2/7/2017		3,000,000	3,226,500
Severstal OAO, 144A, 4.45%, 3/19/2018		2,400,000	2,352,504
Uralkali OJSC, 144A, 3.723%, 4/30/2018		2,000,000	2,005,000
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		2,300,000	2,498,375
			30,594,581
Total Loan Participations and Assignments (Cost $78,971,487)			80,164,316

Municipal Bonds and Notes 0.2%
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.0%, 12/15/2016		335,000	385,428
Series A, 5.5%, 12/15/2015, INS: AMBAC		245,000	276,529
Total Municipal Bonds and Notes (Cost $661,337)			661,957

	Shares	Value ($)

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.13% (f) (g) (Cost $9,466,428)	9,466,428	9,466,428

Cash Equivalents 7.2%
Central Cash Management Fund, 0.10% (f) (Cost $26,172,627)	26,172,627	26,172,627

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $374,773,472)†	104.2	379,160,024
Other Assets and Liabilities, Net	(4.2)	(15,307,663)
Net Assets	100.0	363,852,361

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

** These securities are shown at their current rate as of April 30, 2013.

† The cost for federal income tax purposes was $374,773,547. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $4,386,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,853,470 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,466,993.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of securities loaned at April 30, 2013 amounted to $9,195,433, which is 2.5% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.

FDIC: Federal Deposit Insurance Corp.

INS: Insured

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2013, open credit default swap contracts purchased were as follows:
Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
12/20/2012 3/20/2018	2,000,000	1	1.0%	Arrow Electronics, Inc., 6.875%, 6/1/2018, BBB-	27,068	41,221	(14,153)

At April 30, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Received ($)	Unrealized Appreciation ($)
6/22/2009 9/20/2014	1,000,000	2	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	71,552	(15,948)	87,500

(h) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

(i) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At April 30, 2013, open interest rate swap contracts were as follows:
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
4/14/2014 4/12/2016	100,000,000	3	Fixed — 0.57%	Floating — LIBOR	(104,740)	—	(104,740)
4/14/2014 4/12/2016	100,000,000	4	Fixed — 0.57%	Floating — LIBOR	(104,740)	(5,000)	(99,740)
4/14/2014 4/12/2019	25,000,000	5	Fixed — 1.315%	Floating — LIBOR	(128,690)	26,163	(154,853)
4/14/2014 4/12/2019	25,000,000	6	Fixed — 1.315%	Floating — LIBOR	(128,690)	(23,837)	(104,853)
Total unrealized depreciation							(464,186)

Counterparties:

1 Morgan Stanley

2 JPMorgan Chase Securities, Inc.

3 The Goldman Sachs & Co.

4 Barclays Bank PLC

5 Nomura International PLC

6 Citigroup, Inc.

LIBOR: London Interbank Offered Rate

At April 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,200,000	USD	1,560,142	7/9/2013	(20,947)	Nomura International PLC

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (j)
Corporate Bonds	$—	$196,757,484	$—	$196,757,484
Mortgage-Backed Securities Pass-Throughs	—	4,293,381	—	4,293,381
Asset-Backed	—	6,236,170	739,085	6,975,255
Commercial Mortgage-Backed Securities	—	18,715,169	—	18,715,169
Collateralized Mortgage Obligations	—	11,602,342	—	11,602,342
Government & Agency Obligations	—	24,351,065	—	24,351,065
Loan Participations and Assignments	—	80,164,316	—	80,164,316
Municipal Bonds and Notes	—	661,957	—	661,957
Short-Term Investments (j)	35,639,055	—	—	35,639,055
Derivatives (k)
Credit Default Swap Contracts	—	87,500	—	87,500
Total	$35,639,055	$342,869,384	$739,085	$379,247,524
Liabilities
Derivatives (k)
Credit Default Swap Contracts	$—	$(14,153)	$—	$(14,153)
Interest Rate Swap Contracts	—	(464,186)	—	(464,186)
Forward Foreign Currency Exchange Contracts	—	(20,947)	—	(20,947)
Total	$—	$(499,286)	$—	$(499,286)

There have been no transfers between fair value measurement levels during the period ended April 30, 2013.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $339,134,417) — including $9,195,433 of securities loaned	$343,520,969
Investment in Daily Assets Fund Institutional (cost $9,466,428)*	9,466,428
Investment in Central Cash Management Fund (cost $26,172,627)	26,172,627
Total investments in securities, at value (cost $374,773,472)	379,160,024
Cash	2,227,002
Foreign currency, at value (cost $71,843)	72,260
Receivable for investments sold	757,188
Receivable for Fund shares sold	4,207,865
Interest receivable	3,023,875
Net receivable for pending swap contracts	6,476
Unrealized appreciation on swap contracts	87,500
Upfront payments paid on swap contracts	67,384
Due from Advisor	406
Other assets	70,361
Total assets	389,680,341
Liabilities
Payable upon return of securities loaned	9,466,428
Payable for investments purchased	12,551,886
Payable for investments purchased — when-issued securities	1,976,833
Payable for Fund shares redeemed	750,625
Unrealized depreciation on swap contracts	478,339
Unrealized depreciation on forward foreign currency exchange contracts	20,947
Upfront payments received on swap contracts	44,785
Distributions payable	152,341
Accrued management fee	117,653
Accrued Trustees' fees	706
Other accrued expenses and payables	267,437
Total liabilities	25,827,980
Net assets, at value	$363,852,361

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Assets Consist of
Accumulated distributions in excess of net investment income	(79,289)
Net unrealized appreciation (depreciation) on: Investments	4,386,552
Swap contracts	(390,839)
Foreign currency	(19,496)
Accumulated net realized gain (loss)	(25,057,836)
Paid-in capital	385,013,269
Net assets, at value	$363,852,361
Net Asset Value
Class A Net Asset Value and redemption price per share ($164,041,074 ÷ 18,036,963 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.09
Maximum offering price per share (100 ÷ 97.25 of $9.09)	$9.35
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($969,031 ÷ 106,418 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.11
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($45,995,113 ÷ 5,058,437 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.09
Class S Net Asset Value, offering and redemption price per share ($106,994,635 ÷ 11,755,635 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.10
Institutional Class Net Asset Value, offering and redemption price per share ($45,852,508 ÷ 5,035,475 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.11

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Income: Interest	$4,788,118
Income distributions — Central Cash Management Fund	15,020
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	7,978
Total income	4,811,116
Expenses: Management fee	538,545
Administration fee	134,636
Services to shareholders	137,703
Distribution and service fees	349,832
Custodian fee	35,536
Professional fees	53,139
Reports to shareholders	24,284
Registration fees	40,275
Trustees' fees and expenses	4,569
Other	15,613
Total expenses before expense reductions	1,334,132
Expense reductions	(271)
Total expenses after expense reductions	1,333,861
Net investment income	3,477,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	889,664
Swap contracts	(1,031,738)
Futures	(15,813)
Foreign currency	8,155
(149,732)
Change in net unrealized appreciation (depreciation) on: Investments	1,220,140
Swap contracts	412,473
Futures	10,625
Foreign currency	(29,415)
1,613,823
Net gain (loss)	1,464,091
Net increase (decrease) in net assets resulting from operations	$4,941,346

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income	$3,477,255	$5,463,516
Net realized gain (loss)	(149,732)	(112,371)
Change in net unrealized appreciation (depreciation)	1,613,823	3,040,685
Net increase (decrease) in net assets resulting from operations	4,941,346	8,391,830
Distributions to shareholders from: Net investment income: Class A	(1,655,482)	(2,620,059)
Class B	(10,318)	(45,657)
Class C	(355,093)	(849,208)
Class S	(931,019)	(980,424)
Institutional Class	(516,141)	(768,788)
Total distributions	(3,468,053)	(5,264,136)
Fund share transactions: Proceeds from shares sold	203,865,145	131,294,747
Reinvestment of distributions	2,982,961	4,442,146
Payments for shares redeemed	(56,093,597)	(80,933,317)
Net increase (decrease) in net assets from Fund share transactions	150,754,509	54,803,576
Increase (decrease) in net assets	152,227,802	57,931,270
Net assets at beginning of period	211,624,559	153,693,289
Net assets at end of period (including accumulated distributions in excess of net investment income of $79,289 and $88,491, respectively)	$363,852,361	$211,624,559

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.05		$8.89		$9.32		$9.23		$9.00		$9.91
Income (loss) from investment operations: Net investment incomea	.12		.30		.31		.31		.35		.41
Net realized and unrealized gain (loss)	.04		.16		(.42)		.09		.23		(.90)
Total from investment operations	.16		.46		(.11)		.40		.58		(.49)
Less distributions from: Net investment income	(.12)		(.30)		(.31)		(.31)		(.35)		(.42)
Return of capital	—		—		(.01)		—		—		—
Total distributions	(.12)		(.30)		(.32)		(.31)		(.35)		(.42)
Net asset value, end of period	$9.09		$9.05		$8.89		$9.32		$9.23		$9.00
Total Return (%)b	1.87	**	5.22	c	(1.36	)c	4.50	c	6.62	c	(5.19	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	164		103		71		106		119		135
Ratio of expenses before expense reductions (%)	.95	*	1.03		1.17		1.08		1.10		.95
Ratio of expenses after expense reductions (%)	.95	*	.93		.76		.75		.70		.70
Ratio of net investment income (%)	2.62	*	3.40		3.39		3.28		3.91		4.22
Portfolio turnover rate (%)	23	**	65		120		101		177		181
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.06		$8.90	$9.33	$9.23	$9.00	$9.91
Income (loss) from investment operations: Net investment incomea	.08		.23	.24	.24	.28	.34
Net realized and unrealized gain (loss)	.05		.15	(.42)	.10	.23	(.91)
Total from investment operations	.13		.38	(.18)	.34	.51	(.57)
Less distributions from: Net investment income	(.08)		(.22)	(.24)	(.24)	(.28)	(.34)
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.08)		(.22)	(.25)	(.24)	(.28)	(.34)
Net asset value, end of period	$9.11		$9.06	$8.90	$9.33	$9.23	$9.00
Total Return (%)b,c	1.42	**	4.51	(2.09)	3.72	5.83	(5.91)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2	3	4	6
Ratio of expenses before expense reductions (%)	1.86	*	1.86	1.92	1.89	1.89	1.84
Ratio of expenses after expense reductions (%)	1.81	*	1.66	1.51	1.50	1.45	1.45
Ratio of net investment income (%)	1.75	*	2.72	2.64	2.53	3.16	3.47
Portfolio turnover rate (%)	23	**	65	120	101	177	181
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.05		$8.88		$9.32		$9.22		$8.99		$9.90
Income (loss) from investment operations: Net investment incomea	.08		.24		.24		.24		.28		.34
Net realized and unrealized gain (loss)	.04		.16		(.43)		.10		.23		(.91)
Total from investment operations	.12		.40		(.19)		.34		.51		(.57)
Less distributions from: Net investment income	(.08)		(.23)		(.24)		(.24)		(.28)		(.34)
Return of capital	—		—		(.01)		—		—		—
Total distributions	(.08)		(.23)		(.25)		(.24)		(.28)		(.34)
Net asset value, end of period	$9.09		$9.05		$8.88		$9.32		$9.22		$8.99
Total Return (%)b	1.47	**	4.40	c	(2.08	)c	3.73	c	5.85	c	(5.92	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		35		34		27		26		21
Ratio of expenses before expense reductions (%)	1.72	*	1.81		1.82		1.80		1.81		1.74
Ratio of expenses after expense reductions (%)	1.72	*	1.67		1.51		1.50		1.46		1.45
Ratio of net investment income (%)	1.85	*	2.67		2.64		2.53		3.16		3.47
Portfolio turnover rate (%)	23	**	65		120		101		177		181
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.06		$8.90		$9.33		$9.24		$9.00		$9.91
Income (loss) from investment operations: Net investment incomea	.13		.32		.33		.33		.37		.43
Net realized and unrealized gain (loss)	.04		.16		(.42)		.09		.24		(.90)
Total from investment operations	.17		.48		(.09)		.42		.61		(.47)
Less distributions from: Net investment income	(.13)		(.32)		(.33)		(.33)		(.37)		(.44)
Return of capital	—		—		(.01)		—		—		—
Total distributions	(.13)		(.32)		(.34)		(.33)		(.37)		(.44)
Net asset value, end of period	$9.10		$9.06		$8.90		$9.33		$9.24		$9.00
Total Return (%)	1.86	**	5.50	b	(1.09	)b	4.75	b	7.01	b	(4.96	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	107		42		27		12		7		4
Ratio of expenses before expense reductions (%)	.77	*	.89		.81		.79		.77		.75
Ratio of expenses after expense reductions (%)	.77	*	.68		.51		.50		.46		.45
Ratio of net investment income (%)	2.80	*	3.62		3.63		3.53		4.16		4.47
Portfolio turnover rate (%)	23	**	65		120		101		177		181
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.06		$8.90		$9.34		$9.24		$9.01		$9.92
Income (loss) from investment operations: Net investment incomea	.13		.32		.33		.33		.37		.43
Net realized and unrealized gain (loss)	.05		.16		(.43)		.10		.23		(.90)
Total from investment operations	.18		.48		(.10)		.43		.60		(.47)
Less distributions from: Net investment income	(.13)		(.32)		(.33)		(.33)		(.37)		(.44)
Return of capital	—		—		(.01)		—		—		—
Total distributions	(.13)		(.32)		(.34)		(.33)		(.37)		(.44)
Net asset value, end of period	$9.11		$9.06		$8.90		$9.34		$9.24		$9.01
Total Return (%)	1.99	**	5.49	b	(1.09	)b	4.76	b	6.90	b	(4.95	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		31		20		15		9		11
Ratio of expenses before expense reductions (%)	.71	*	.80		.78		.76		.76		.68
Ratio of expenses after expense reductions (%)	.71	*	.68		.51		.50		.45		.45
Ratio of net investment income (%)	2.87	*	3.64		3.63		3.53		4.17		4.47
Portfolio turnover rate (%)	23	**	65		120		101		177		181
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Ultra-Short Duration Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $24,919,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2013 ($1,646,000), October 31, 2014 ($1,157,000), October 31, 2015 ($190,000), October 31, 2016 ($2,167,000), October 31, 2017 ($17,224,000), October 31, 2018 ($841,000) and October 31, 2019 ($1,694,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if neccessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended April 30, 2013, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the Fund invested in interest rate swap contracts with a total notional amount generally indicative of a range from $110,000,000 to $250,000,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended April 30, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics and to hedge the risk of default on fund securities.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contract as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to $2,400,000, and the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $1,000,000 to $3,900,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2013, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

There were no open futures contracts as of April 30, 2013. For the six months ended April 30, 2013, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $21,123,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $1,560,000 to $1,568,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contracts (a)	$87,500

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on swap contracts
Liability Derivatives	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$(464,186)	$—	$(464,186)
Credit Contracts (a)	(14,153)	—	(14,153)
Foreign Exchange Contracts (b)	—	(20,947)	(20,947)
	$(478,339)	$(20,947)	$(499,286)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on swap contracts

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$(1,122,441)	$(15,813)	$—	$(1,138,254)
Credit Contracts (a)	90,703	—	—	90,703
Foreign Exchange Contracts (b)	—	—	7,532	7,532
	$(1,031,738)	$(15,813)	$7,532	$(1,040,019)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swaps contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$445,373	$10,625	$—	$455,998
Credit Contracts (a)	(32,900)	—	—	(32,900)
Foreign Exchange Contracts (b)	—	—	(29,933)	(29,933)
	$412,473	$10,625	$(29,933)	$393,165

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $201,801,424 and $59,195,036, respectively. Purchases and sales of U.S. Treasury securities aggregated $190,386 and $500,116, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

Accordingly, for the six months ended April 30, 2013, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.40% of the Fund's average daily net assets.

For the period from November 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.06%
Class B	1.81%
Class C	1.81%
Class S	.81%
Institutional Class	.81%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2013, the Administration Fee was $134,636, of which $28,586 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2013
Class A	$24,312	$—	$11,576
Class B	605	271	197
Class C	3,685	—	1,933
Class S	4,381	—	1,797
Institutional Class	1,868	—	863
	$34,851	$271	$16,366

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2013
Class B	$4,436	$1,657
Class C	145,863	29,882
	$150,299	$31,539

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2013	Annualized Effective Rate
Class A	$149,523	$76,892	.23%
Class B	1,478	825	.25%
Class C	48,532	21,493	.25%
	$199,533	$99,210

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2013 aggregated $16,297.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2013, the CDSC for the Class B and C shares aggregated $2,845 and $10,228, respectively. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2013, DIDI received $6,083 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,013, of which $6,169 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor (0.00% net effective rate for the period ending April 30, 2013), the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2013, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $886.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Fund Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2013.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,115,946	$82,689,090	6,759,936	$60,562,283
Class B	683	6,210	6,205	55,458
Class C	1,732,286	15,710,643	1,340,853	11,999,760
Class S	9,084,582	82,486,426	4,255,891	38,180,988
Institutional Class	2,529,415	22,972,776	2,283,770	20,496,258
		$203,865,145		$131,294,747
Shares issued to shareholders in reinvestment of distributions
Class A	170,454	$1,545,805	269,792	$2,408,830
Class B	1,046	9,492	4,750	42,364
Class C	31,733	287,701	76,775	684,406
Class S	73,608	668,306	74,974	670,295
Institutional Class	51,940	471,657	71,131	636,251
		$2,982,961		$4,442,146
Shares redeemed
Class A	(2,592,707)	$(23,518,449)	(3,700,053)	$(33,074,154)
Class B	(56,389)	(511,677)	(93,226)	(832,952)
Class C	(612,134)	(5,549,155)	(1,282,434)	(11,464,243)
Class S	(2,001,741)	(18,182,777)	(2,746,275)	(24,589,383)
Institutional Class	(917,415)	(8,331,539)	(1,227,601)	(10,972,585)
		$(56,093,597)		$(80,933,317)
Net increase (decrease)
Class A	6,693,693	$60,716,446	3,329,675	$29,896,959
Class B	(54,660)	(495,975)	(82,271)	(735,130)
Class C	1,151,885	10,449,189	135,194	1,219,923
Class S	7,156,449	64,971,955	1,584,590	14,261,900
Institutional Class	1,663,940	15,112,894	1,127,300	10,159,924
		$150,754,509		$54,803,576

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012 to April 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,018.70	$1,014.20	$1,014.70	$1,018.60	$1,019.90
Expenses Paid per $1,000*	$4.76	$9.04	$8.59	$3.85	$3.56
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,020.08	$1,015.82	$1,016.27	$1,020.98	$1,021.27
Expenses Paid per $1,000*	$4.76	$9.05	$8.60	$3.86	$3.56

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Ultra-Short Duration Fund	.95%	1.81%	1.72%	.77%	.71%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SDUAX	SDUBX	SDUCX	SDUSX	MGSFX
CUSIP Number	23339E 822	23339E 814	23339E 798	23339E 780	23339E 772
Fund Number	434	634	734	2334	557

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DUSDF-3
(R-027579-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013